Investment In Equity Accounted Associates - Light Hour Games Ltd (Details) - Light Hour Games [member]	Aug. 04, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 600,000
Goodwill arising on acquisition	$ 148,000